INCOME TAXES - Income Tax Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current
U.S. federal and state	$ 38.4	$ 28.6	$ 15.5
Foreign	26.7	25.7	33.7
Total current income tax expense	65.1	54.3	49.2
Deferred
U.S. federal and state	(10.4)	(11.4)	1.6
Foreign	0.4	(1.3)	(4.3)
Total deferred income tax expense (benefit)	(10.0)	(12.7)	(2.7)
Income tax expense	$ 55.1	$ 41.6	$ 46.5